INVESTMENTS - (Details) - Banyan gold corp	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure of Investments [Line Items]
Gross proceeds on investments	$ 4,289,000
Cumulative gain on investment	$ 3,380,000